EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.04%
125,535	African Rainbow Minerals Ltd(a)	$ 1,379,937
1,246,000	Aluminum Corp of China Ltd	977,727
122,924	Archean Chemical Industries Ltd	1,057,729
1,026,000	China Hongqiao Group Ltd	1,683,058
948,000	China Nonferrous Mining Corp Ltd	771,705
166,489	Godawari Power & Ispat Ltd	2,204,905
55,735	Gold Fields Ltd Sponsored ADR	855,532
143,200	Grupo Mexico SAB de CV Series B	800,000
197,406	Harmony Gold Mining Co Ltd Sponsored ADR	2,007,619
152,895	Hindalco Industries Ltd	1,382,000
3,483	KCC Corp	798,830
193,922	KGHM Polska Miedz SA	8,019,063
11,126	LG Chem Ltd(b)	3,019,904
74,000	Nan Pao Resins Chemical Co Ltd	707,553
58,984	Navin Fluorine International Ltd	2,420,859
689,971	NMDC Steel Ltd(b)	444,174
21,126	Poongsan Corp	986,947
1,090,763	Sappi Ltd(a)	3,056,308
42,621	Saudi Arabian Mining Co(b)	555,209
29,794	Saudi Basic Industries Corp	594,863
351,200	Scientex BHD	368,449
5,810	Southern Copper Corp	672,043
316,271	Sunresin New Materials Co Ltd Class A	2,541,785
39,332	Supreme Industries Ltd	2,497,983
1,059,125	Vedanta Ltd	6,472,318
1,886,367	Yunnan Aluminium Co Ltd Class A	3,923,344
431,300	Zhejiang JIULI Hi-tech Metals Co Ltd	1,389,405
1,634,000	Zijin Mining Group Co Ltd Class H	3,648,147
		55,237,396
Communications — 17.59%
192,000	Accton Technology Corp	3,212,478
2,915,600	Alibaba Group Holding Ltd	38,744,779
175,813	Allegro.eu SA(b)(c)	1,589,612
2,651,000	America Movil SAB de CV Class B	2,177,078
22,032	Baidu Inc Sponsored ADR(b)	2,319,749
47,420	Bharti Airtel Ltd	966,726
84,174	Cartrade Tech Ltd(b)	967,542
1,396,300	China United Network Communications Ltd Class A	1,060,162
223,580	Etihad Etisalat Co	3,068,145
692,000	Far EasTone Telecommunications Co Ltd	1,980,489
22,683	IndiaMart InterMesh Ltd(c)	798,549
Shares		Fair Value
Communications — (continued)
34,533	Info Edge India Ltd	$ 3,336,615
408,059	JD.com Inc Class A	8,184,794
127,134	Kanzhun Ltd ADR	2,207,046
636,300	Kuaishou Technology(b)(c)	4,372,189
1,293,710	Meituan Class B(b)	27,472,436
2,794	MercadoLibre Inc(b)	5,733,176
4,868,500	My EG Services Bhd	1,050,029
6,887	Naspers Ltd Class N	1,670,185
8,324	NCSoft Corp	1,210,896
573,957	Ooredoo QPSC	1,847,508
580,630	Orange Polska SA(a)	1,273,582
74,911	PDD Holdings Inc(b)	10,098,752
93,122	SK Telecom Co Ltd(b)	3,965,622
31,562	TeamLease Services Ltd(b)	1,180,883
399,300	Telefonica Brasil SA	4,120,757
3,193,400	Telkom Indonesia Persero Tbk PT	632,336
1,256,600	Tencent Holdings Ltd	69,873,106
266,445	Tencent Music Entertainment Group ADR	3,210,662
409,700	Tim SA	1,412,370
56,427	Trip.com Group Ltd ADR(b)	3,353,457
3,816,500	True Corp PCL NVDR(b)	1,325,332
166,747	Vipshop Holdings Ltd ADR	2,622,930
4,142,277	Vodafone Idea Ltd(b)	511,851
4,313,400	Xiaomi Corp Class B(b)(c)	12,149,528
3,229,450	Zomato Ltd(b)	10,511,446
		240,212,797
Consumer, Cyclical — 10.34%
780,000	Alsea SAB de CV	2,147,080
73,970	Anker Innovations Technology Co Ltd Class A	881,297
461,400	ANTA Sports Products Ltd	5,461,982
41,645	Atour Lifestyle Holdings Ltd ADR	1,080,271
2,784,000	Bosideng International Holdings Ltd	1,583,633
342,000	BYD Co Ltd Class H	12,201,864
13,290	Ceat Ltd	500,133
152,000	Chicony Power Technology Co Ltd	648,910
201,160	Clicks Group Ltd	4,621,877
1,021,600	Com7 PCL Class F	301,614
181,318	Contemporary Amperex Technology Co Ltd Class A	6,372,246
23,999	Craftsman Automation Ltd	1,852,576
4,000	Depo Auto Parts Ind Co Ltd	33,379
107,329	EIH Ltd	485,367
3,033,000	Eva Airways Corp	3,590,443
644,000	Far Eastern New Century Corp	777,024
6,975	Force Motors Ltd	622,189
435,600	Fuyao Glass Industry Group Co Ltd Class H	2,927,777
497,000	Guangdong TCL Smart Home Appliances Co Ltd(b)	823,835
110,304	H World Group Ltd ADR	4,103,309

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,292,000	Haidilao International Holding Ltd(c)	$ 3,092,078
52,793	Hero MotoCorp Ltd	3,599,880
257,000	Hisense Home Appliance Group Class H(a)	946,520
7,242	Hyundai Mobis Co Ltd	1,199,391
24,937	Hyundai Motor Co	4,644,330
489,260	Jollibee Foods Corp	2,346,868
88,629	JUMBO SA	2,538,511
71,541	Jupiter Wagons Ltd	437,022
40,997	JYP Entertainment Corp	1,576,797
190,268	Kalyan Jewellers India Ltd	1,656,964
133,858	Kia Corp	10,192,717
8,110	Leejam Sports Co JSC	446,755
104,412	LG Electronics Inc	8,313,829
56,020	Li Auto Inc ADR(a)(b)	1,436,913
40,615,500	Map Aktif Adiperkasa PT	2,521,695
226,000	Merida Industry Co Ltd	1,643,409
789,800	Midea Group Co Ltd Class A	8,510,407
134,000	Nien Made Enterprise Co Ltd	2,145,537
40,640,000	Nusantara Sejahtera Raya Tbk PT(c)	595,908
158,800	Pop Mart International Group Ltd(c)	1,073,016
814,000	President Chain Store Corp	7,570,963
353,000	Raia Drogasil SA	1,660,772
915,600	Samsonite International SA(c)	2,478,152
444,323	Sendas Distribuidora SA	612,527
355,178	Sona Blw Precision Forgings Ltd(c)	3,148,225
403,464	Tata Motors Ltd	4,686,351
184,000	Tong Yang Industry Co Ltd	615,294
18,285	Trent Ltd	1,654,274
563,800	Wal-Mart de Mexico SAB de CV	1,701,136
2,299,000	Weichai Power Co Ltd Class H	4,201,974
779,600	Yutong Bus Co Ltd Class A	2,909,923
		141,174,944
Consumer, Non-Cyclical — 9.29%
127,669	Adani Ports & Special Economic Zone Ltd	2,204,589
154,108	Almarai Co JSC	2,268,664
45,127	Apollo Hospitals Enterprise Ltd	3,878,410
819,800	Arca Continental SAB de CV	7,659,655
3,395,900	Bangkok Dusit Medical Services PCL Class F	3,218,863
3,945,100	Bangkok Dusit Medical Services PCL NVDR	3,664,309
26,809	BIM Birlesik Magazalar AS	389,033
31,255	Britannia Industries Ltd	2,365,083
15,694	Chong Kun Dang Pharmaceutical Corp	1,344,849
276,701	Cipla Ltd	5,466,960
3,447	CJ CheilJedang Corp	799,416
76,543	Coca Cola Femsa SAB de CV Sponsored ADR	6,790,895
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
201,865	Colgate-Palmolive India Ltd	$ 9,160,840
30,047	Dino Polska SA(a)(b)(c)	2,737,720
99,694	Dr Reddy's Laboratories Ltd	8,025,171
3,013	Hanmi Pharm Co Ltd	740,710
71,307	Hindustan Unilever Ltd	2,516,912
47,756	Humansoft Holding Co KSC	426,028
188,500	HUTCHMED China Ltd(b)	771,982
144,500	Innovent Biologics Inc(b)(c)	866,624
875,640	International Container Terminal Services Inc	6,345,661
42,200	Kweichow Moutai Co Ltd Class A	10,340,965
73,497	Lupin Ltd	1,921,730
18,104,300	Monde Nissin Corp(c)	3,279,351
173,193	National Agriculture Development Co(b)	1,282,435
12,421	National Medical Care Co	684,307
14,672	New Oriental Education & Technology Group Inc Sponsored ADR	1,112,725
247,400	Nongfu Spring Co Ltd Class H(c)	1,065,567
10,204	Orion Corp	757,299
6,131	Samsung Biologics Co Ltd(b)(c)	4,560,269
120,150	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	4,954,666
33,610	SM Investments Corp	574,273
4,194,300	Sumber Alfaria Trijaya Tbk PT	875,426
617,937	Sun Pharmaceutical Industries Ltd	14,206,641
392,750	Tata Consumer Products Ltd	5,606,356
39,733	Torrent Pharmaceuticals Ltd	1,609,733
99,055	Yankershop Food Co Ltd	744,944
838,000	Yihai International Holding Ltd	1,713,921
		126,932,982
Diversified — 0.27%
31,314	Astra Industrial Group	1,402,326
261,088	AVI Ltd	1,658,630
933,000	IJM Corp Bhd	663,884
		3,724,840
Energy — 3.31%
1,314,442	Adnoc Drilling Co Pjsc	1,692,683
1,638,544	Adnoc Gas PLC	1,419,163
51,523	Chennai Petroleum Corp Ltd	575,509
12,669	Hd Hyundai Co Ltd	739,357
455,500	Huaibei Mining Holdings Co Ltd Class A	1,162,887
2,110,000	Kunlun Energy Co Ltd	2,168,177
367,124	Oil & Natural Gas Corp Ltd(b)	1,306,245
217,741	ORLEN SA	3,160,479
3,638,000	PetroChina Co Ltd Class H(b)	2,934,674
548,572	Petroleo Brasileiro SA Sponsored ADR	7,904,923

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
339,200	Prio SA	$ 2,702,915
1,189,100	PTT Exploration & Production PCL	4,888,725
1,922,300	PTT PCL NVDR	2,026,199
201,120	Reliance Industries Ltd(b)	7,075,998
646,458	Saudi Arabian Oil Co(c)	4,674,834
16,370	Vista Energy SAB de CV(b)	723,227
		45,155,995
Financial — 24.35%
966,622	Abu Dhabi Islamic Bank PJSC	3,347,472
370,000	Advancetek Enterprise Co Ltd	790,316
161,044	Al Rajhi Bank	3,752,856
793,419	Aldar Properties PJSC	1,623,229
323,461	Alinma Bank	2,461,479
966,158	Alpha Services And Holdings SA	1,677,718
506,565	Axis Bank Ltd	7,447,495
51,888	Bajaj Finance Ltd	4,767,364
448,400	Banco del Bajio SA(c)	1,049,834
924,300	Banco do Brasil SA(b)	4,628,541
19,709	Bancolombia SA Sponsored ADR	618,468
11,687,600	Bank Central Asia Tbk PT	7,970,549
25,676,600	Bank Mandiri Persero Tbk PT	11,811,080
747,922	Bank of Baroda	2,210,910
700,500	Bank Of Changsha Co Ltd Class A	830,238
5,836,000	Bank of China Ltd Class H	2,725,411
36,386	Bank Polska Kasa Opieki SA	1,389,211
19,728,800	Bank Rakyat Indonesia Persero Tbk PT(b)	6,452,529
111,387	Banque Saudi Fransi	958,479
695,800	BB Seguridade Participacoes SA	4,562,288
1,056,450	BDO Unibank Inc	2,991,519
24,893,900	BFI Finance Indonesia Tbk PT	1,710,012
134,522	BNK Financial Group Inc	927,670
92,900	BOC Aviation Ltd(c)	768,406
77,553	BSE Ltd	3,405,903
319,358	Caixa Seguridade Participacoes SA	854,717
2,257,026	Canara Bank	3,001,132
377,315	Chailease Holding Co Ltd	1,940,704
3,592,000	China CITIC Bank Corp Ltd Class H	2,280,313
16,955,000	China Construction Bank Corp Class H	12,643,348
2,337,000	China Merchants Bank Co Ltd Class H	11,324,794
721,200	China Pacific Insurance Group Co Ltd Class H	2,553,828
190,500	China Resources Land Ltd	685,288
246,800	China Resources Mixc Lifestyle Services Ltd(c)	1,085,370
Shares		Fair Value
Financial — (continued)
4,975,300	CIMB Group Holdings Bhd(b)	$ 9,735,853
123,199	Co for Cooperative Insurance	4,861,271
2,375,557	Commercial International Bank Egypt SAE GDR	3,777,136
97,967	Computer Age Management Services Ltd	5,143,707
39,621	Credicorp Ltd	7,170,212
38,491	DB Insurance Co Ltd	3,307,679
589,640	Emaar Development PJSC	1,401,110
1,430,465	Emaar Properties PJSC	3,393,910
512,797	FirstRand Ltd	2,460,043
191,652	Five-Star Business Finance Ltd(b)	1,783,615
669,000	Gentera SAB de CV(a)	747,146
147,582	Godrej Properties Ltd(b)	5,565,860
412,700	Grupo Financiero Inbursa Sab D Class O(b)	940,470
109,590	Hana Financial Group Inc	4,917,514
33,907	HDFC Bank Ltd	698,292
1,136,300	HIGHWEALTH CONSTRUCTION Corp	1,617,148
2,667,931	Huaxia Bank Co Ltd	2,815,464
39,273	Hyundai Marine & Fire Insurance Co Ltd	989,154
1,060,668	ICICI Bank Ltd	16,096,227
120,439	Indian Bank	751,103
2,731,000	Industrial & Commercial Bank of China Ltd Class H	1,609,290
204,788	Investec Ltd	1,554,978
517,200	Itau Unibanco Holding SA	3,445,342
69,342	JB Financial Group Co Ltd	808,055
917,046	Jio Financial Services Ltd(b)	3,829,675
261,392	JSE Ltd	1,940,602
519,535	Karur Vysya Bank Ltd	1,327,048
193,504	KB Financial Group Inc	11,939,637
317,669	KE Holdings Inc ADR	6,324,790
6,979	KIWOOM Securities Co Ltd	692,134
5,628,900	Krung Thai Bank PCL NVDR	3,589,470
487,272	LIC Housing Finance Ltd	3,848,512
352,223	Life Insurance Corp of India	4,232,139
678,557	Manappuram Finance Ltd	1,630,869
33,678	Meritz Financial Group Inc	2,490,630
988,580	Metropolitan Bank & Trust Co	1,390,136
274,080	Mirae Asset Securities Co Ltd	1,760,152
81,022	Motilal Oswal Financial Services Ltd	737,020
703,435	National Bank of Greece SA	6,013,377
53,169	Nedbank Group Ltd	918,318
126,976	Nova Ljubljanska Banka dd GDR	3,363,747
339,974	NU Holdings Ltd Class A(b)	4,640,645
3,496,324	Old Mutual Ltd(a)	2,772,371
91,471	OTP Bank Nyrt	4,784,422
48,825,300	Pakuwon Jati Tbk PT	1,660,829
2,932,000	People's Insurance Co Group of China Ltd Class H	1,389,148
2,160,000	PICC Property & Casualty Co Ltd Class H	3,197,376

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,386,000	Ping An Insurance Group Co of China Ltd Class H	$ 8,703,429
1,192,457	Piraeus Financial Holdings SA	5,076,659
41,764	Powszechna Kasa Oszczednosci Bank Polski SA	608,593
741,072	Prologis Property Mexico SA de CV REIT	2,423,068
74,253	Qifu Technology Inc	2,213,482
101,338	REC Ltd	670,866
675,400	Run Long Construction Co Ltd	1,134,496
6,041	Samsung Fire & Marine Insurance Co Ltd	1,596,624
13,484	Samsung Life Insurance Co Ltd	963,030
300,013	Sanlam Ltd	1,528,065
136,907	Saudi Awwal Bank	1,267,117
115,938	Saudi National Bank	1,064,015
198,921	SBI Life Insurance Co Ltd(c)	4,368,638
51,740	Shriram Finance Ltd(b)	2,212,252
2,280,000	SP Setia Bhd Group	692,937
269,851	Standard Bank Group Ltd(a)	3,778,972
973,865	State Bank of India	9,143,633
602,109	Turkiye Garanti Bankasi AS	2,155,074
476,041	Woori Financial Group Inc	5,619,748
		332,532,795
Industrial — 6.88%
12,812	ABB India Ltd	1,231,322
929,766	ADNOC Logistics & Services	1,354,255
37,108	Amber Enterprises India Ltd(b)	2,130,456
267,300	Beijing New Building Materials PLC Class A	1,247,756
455,864	Bharat Electronics Ltd	1,553,235
4,779	Budimex SA(a)	741,564
285,000	BYD Electronic International Co Ltd	1,178,769
24,388,000	China Tower Corp Ltd Class H(c)	3,204,489
214,000	Chroma ATE Inc	2,512,562
26,019,119	Cia Sud Americana de Vapores SA	1,591,295
203,820	CNGR Advanced Material Co Ltd Class A	1,155,847
11,234	Danaos Corp	974,437
1,199,000	Delta Electronics Inc	14,305,352
262,100	Delta Electronics Thailand PCL NVDR	865,760
236,000	E Ink Holdings Inc	2,187,680
1,706,964	Electrical Industries Co	3,259,600
43,598	Embraer SA Sponsored ADR(b)	1,542,061
127,148	GCC SAB de CV	952,157
85,000	Genius Electronic Optical Co	1,299,413
3,197	Hanwha Aerospace Co Ltd	728,447
3,541	Hanwha Industrial Solutions Co Ltd(b)	90,172
Shares		Fair Value
Industrial — (continued)
5,551	HD Hyundai Electric Co Ltd	$ 1,396,628
5,782	HD Korea Shipbuilding & Offshore Engineering Co Ltd(b)	829,916
83,501	Hindustan Aeronautics Ltd	4,406,161
887,000	Hon Hai Precision Industry Co Ltd	5,222,534
35,536	Hyundai Rotem Co Ltd	1,454,155
1,837,600	JD Logistics Inc(b)(c)	3,235,127
62,000	Jentech Precision Industrial Co Ltd	2,530,089
191,540	Klabin SA	742,575
58,079	Larsen & Toubro Ltd	2,546,969
31,000	Lotes Co Ltd	1,352,416
19,271	Mazagon Dock Shipbuilders Ltd	974,295
1,403,400	MISC Bhd	2,656,494
873,700	Nanofilm Technologies International Ltd(a)	590,770
663,800	NARI Technology Co Ltd Class A	2,588,624
296,900	Ningbo Boway Alloy Material Co Ltd	730,476
28,877	Riyadh Cables Group Co	763,588
504,600	Rumo SA	1,859,935
72,489	Samsung Engineering Co Ltd(b)	1,216,367
198,500	Shenzhen Sinexcel Electric Co Ltd Class A	773,262
82,000	Sieyuan Electric Co Ltd Class A	860,519
227,000	Silergy Corp	3,343,032
259,200	Sunny Optical Technology Group Co Ltd	1,875,418
203,000	Sunonwealth Electric Machine Industry Co Ltd	591,072
141,100	Suzhou Secote Precision Electronic Co Ltd	1,416,532
147,991	Yageo Corp	2,913,195
118,809	ZTO Express Cayman Inc ADR	2,942,899
		93,919,677
Technology — 20.17%
13,000	ASMedia Technology Inc	660,706
521,000	Chicony Electronics Co Ltd	2,686,299
34,609	Coforge Ltd	2,897,988
16,000	Global Unichip Corp	549,251
258,310	HCL Technologies Ltd	5,533,042
97,312	Hiyes International Co Ltd	537,850
710,797	Infosys Ltd	15,876,890
181,000	International Games System Co Ltd	5,637,519
560,000	Kingdee International Software Group Co Ltd(b)	631,541
654,800	Kingnet Network Co Ltd Class A	1,098,337
3,094	Krafton Inc(b)	804,881
507,000	MediaTek Inc	18,685,762
295,000	NetEase Inc	5,510,518

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
68,685	Netweb Technologies India Ltd	$ 2,065,161
117,000	Novatek Microelectronics Corp	1,904,917
5,805	Oracle Financial Svcs Software	792,749
137,000	Powertech Technology Inc	590,454
155,000	Quanta Computer Inc	1,291,806
320,000	Realtek Semiconductor Corp	4,749,623
988,269	Samsung Electronics Co Ltd	46,190,498
9,859	Silicon Motion Technology Corp ADR	598,836
93,931	SK Hynix Inc	12,571,416
4,048,000	Taiwan Semiconductor Manufacturing Co Ltd	122,064,010
198,452	Tata Consultancy Services Ltd	10,104,876
469,100	Totvs SA	2,467,905
2,102,000	United Microelectronics Corp	3,542,849
270,000	Wistron Corp	861,112
13,000	Wiwynn Corp	704,604
71,863	WNS Holdings Ltd(b)	3,787,899
		275,399,299
Utilities — 1.82%
28,629	ACWA Power Co	3,778,534
34,375	Adani Green Energy Ltd(b)	779,573
292,625	Adani Power Ltd(b)	2,289,950
2,930,000	China Longyuan Power Group Corp Ltd Class H	2,625,758
614,000	China Resources Power Holdings Co Ltd	1,655,202
460,298	China Yangtze Power Co Ltd Class A	1,971,459
45,600	Cia de Saneamento Basico do Estado de Sao Paulo	755,522
461,700	Cia De Sanena Do Parana	2,511,183
16,663,638	Enel Chile SA	924,065
96,100	Energisa SA	794,174
856,700	ENN Natural Gas Co Ltd Class A	2,501,810
Shares		Fair Value
Utilities — (continued)
48,725	Metlen Energy & Metals SA	$ 1,915,795
71,638	NAVA Ltd	981,296
49,637	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,388,106
		24,872,427
TOTAL COMMON STOCK — 98.06% (Cost $1,138,285,476)		$1,339,163,152
EXCHANGE TRADED FUNDS
320,310	iShares ESG Aware MSCI EM ETF(a)	11,662,487

TOTAL EXCHANGE TRADED FUNDS — 0.85% (Cost $11,011,592)		$11,662,487
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,839,401	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.88%(e)	11,839,401
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.87% (Cost $11,839,401)		$11,839,401
TOTAL INVESTMENTS — 99.78% (Cost $1,161,136,469)		$1,362,665,040
OTHER ASSETS & LIABILITIES, NET — 0.22%		$2,988,867
TOTAL NET ASSETS — 100.00%		$1,365,653,907

(a)	All or a portion of the security is on loan as of September 30, 2024.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	69,642	HKD	541,294	10/02/2024	$10
WES	HKD	9,511,797	USD	1,224,004	10/03/2024	(386)
					Net Depreciation	$(376)
Abbreviations
BA	Bank of America Corp
WES	Westpac Banking
Currency Abbreviations
HKD	Hong Kong Dollar
USD	U.S. Dollar
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
China	$370,014,848	27.15%
India	260,140,860	19.09
Taiwan	226,388,051	16.61
South Korea	146,145,672	10.72
Brazil	47,219,151	3.47
Saudi Arabia	37,144,477	2.73
Indonesia	34,230,364	2.51
South Africa	30,203,439	2.22
Mexico	28,111,746	2.06
United States	26,652,083	1.96
Thailand	19,880,271	1.46
Poland	19,519,822	1.43
Greece	18,196,498	1.34
Philippines	16,927,808	1.24
Malaysia	15,167,648	1.11
United Arab Emirates	14,231,823	1.04
Ireland	10,098,752	0.74
Peru	7,170,212	0.53
Hong Kong	6,864,282	0.50
Uruguay	5,733,176	0.42
Hungary	4,784,422	0.35
Egypt	3,777,136	0.28
Slovenia	3,363,747	0.25
Turkey	2,544,107	0.19
Chile	2,515,359	0.18
Qatar	1,847,508	0.14
Romania	1,388,106	0.10
Singapore	1,359,176	0.10
Colombia	618,468	0.05
Kuwait	426,028	0.03
Total	$1,362,665,040	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
49,193	Air Liquide SA	$ 9,499,688
12,540	Linde PLC	5,979,825
148,200	Shin-Etsu Chemical Co Ltd	6,193,337
		21,672,850
Communications — 4.41%
15,248	Delivery Hero SE(a)(b)	617,080
3,696	MercadoLibre Inc(b)	7,584,044
65,000	Scout24 SE(a)	5,596,370
85,000	Shopify Inc Class A(b)	6,811,900
57,800	Tencent Holdings Ltd	3,213,963
		23,823,357
Consumer, Cyclical — 16.66%
130,000	Amadeus IT Group SA	9,414,946
42,478	Cie Financiere Richemont SA	6,745,689
48,111	Compass Group PLC	1,541,781
70,000	CTS Eventim AG & Co KGaA	7,288,809
185,800	Denso Corp	2,792,834
13,735	Ferguson Enterprises Inc	2,727,359
122,748	Industria de Diseno Textil SA	7,269,945
75,142	InterContinental Hotels Group PLC	8,180,978
8,850	LVMH Moet Hennessy Louis Vuitton SE	6,786,865
11,099	Next PLC	1,453,635
200,000	Puma SE	8,363,224
500,000	RS Group PLC	5,431,116
56,325	Ryanair Holdings PLC Sponsored ADR	2,544,763
20,400	Shimano Inc	3,883,503
467,500	Sony Group Corp	9,082,401
130,345	Volvo AB Class B	3,447,912
65,449	Yum China Holdings Inc	2,946,514
		89,902,274
Consumer, Non-Cyclical — 23.41%
1,069	Adyen NV(a)(b)	1,673,651
70,000	Alcon Inc	7,005,617
4,470	Argenx SE(b)	2,416,889
22,983	AstraZeneca PLC	3,579,827
35,000	Cochlear Ltd	6,810,990
21,422	Coloplast A/S Class B	2,792,262
32,000	CSL Ltd	6,321,054
293,100	Daiichi Sankyo Co Ltd	9,681,784
38,794	Diageo PLC	1,354,812
125,000	Experian PLC	6,582,041
11,000	Genmab A/S(b)	2,666,772
54,571	Heineken NV(c)	4,844,287
1,300	Lonza Group AG	824,959
4,341	L'Oreal SA	1,947,102
105,034	Nestle SA	10,555,123
124,034	Novo Nordisk A/S Class B	14,711,862
159,700	Recruit Holdings Co Ltd	9,702,160
193,456	RELX PLC	9,131,692
32,024	Sanofi SA	3,687,228
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,056	Straumann Holding AG	$ 2,135,639
25,000,000	Sumber Alfaria Trijaya Tbk PT	5,217,950
18,000	Tecan Group AG	5,915,164
193,900	Terumo Corp	3,673,336
18,567	Wolters Kluwer NV	3,131,734
		126,363,935
Financial — 11.00%
203,481	3i Group PLC	9,011,189
74,002	Allfunds Group PLC	455,416
197,210	DBS Group Holdings Ltd	5,840,239
14,410	Deutsche Boerse AG	3,383,023
102,747	Goodman Group REIT	2,620,967
300,000	Intermediate Capital Group PLC	8,950,558
51,450	London Stock Exchange Group PLC	7,040,638
40,000	Macquarie Group Ltd	6,400,447
7,638	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,208,885
254,947	QBE Insurance Group Ltd	2,911,113
141,900	Rakuten Bank Ltd(b)	3,232,143
144,500	Tokio Marine Holdings Inc	5,328,358
		59,382,976
Industrial — 18.95%
40,097	Airbus SE	5,868,460
366,942	Atlas Copco AB Class A	7,111,487
12,400	Daikin Industries Ltd	1,740,477
40,000	DSV A/S	8,232,403
81,657	Ferrovial SE	3,509,383
291,900	Hitachi Ltd	7,740,411
47,200	Hoya Corp	6,537,368
2,100	Interroll Holding AG	6,374,545
16,700	Keyence Corp	8,003,678
37,870	Legrand SA	4,362,853
20,000	MTU Aero Engines AG	6,250,573
45,408	Safran SA	10,685,565
8,580	Schneider Electric SE	2,261,760
310,000	SIG Group AG(c)	6,911,422
25,000	Sika AG	8,286,638
10,000	VAT Group AG(a)	5,113,987
28,124	Vinci SA	3,287,606
		102,278,616
Technology — 17.43%
57,600	Advantest Corp	2,709,001
26,565	ASML Holding NV	22,098,414
25,000	CyberArk Software Ltd(b)	7,290,250
108,384	Dassault Systemes SE	4,305,106
35,000	Disco Corp	9,219,971
75,000	Kinaxis Inc(b)	8,909,941
24,000	Monday.com Ltd(b)	6,666,480
29,000	Nice Ltd Sponsored ADR(b)	5,036,430
25,000	Nova Ltd(b)	5,208,500
122,400	Otsuka Corp	3,022,901

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
188,750	Sage Group PLC	$ 2,591,453
24,789	Samsung Electronics Co Ltd	1,158,608
48,421	SAP SE	11,075,481
27,588	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,791,208
		94,083,744
Utilities — 0.64%
136,140	SSE PLC	3,430,422
TOTAL COMMON STOCK — 96.52% (Cost $415,769,258)		$520,938,174
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,108,705	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.88%(e)	7,108,705
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.32% (Cost $7,108,705)		$7,108,705
TOTAL INVESTMENTS — 97.84% (Cost $422,877,963)		$528,046,879
OTHER ASSETS & LIABILITIES, NET — 2.16%		$11,636,766
TOTAL NET ASSETS — 100.00%		$539,683,645
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of September 30, 2024.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$92,543,664	17.52%
United Kingdom	62,153,519	11.77
Switzerland	59,868,781	11.34
France	52,692,232	9.98
Germany	46,783,445	8.86
Netherlands	37,674,359	7.13
Denmark	28,403,298	5.38
Australia	25,064,571	4.75
Israel	24,201,660	4.58
Spain	16,684,891	3.16
United States	15,815,888	2.99
Canada	15,721,841	2.98
Sweden	10,559,399	2.00
Ireland	9,126,805	1.73
Uruguay	7,584,044	1.44
China	6,160,477	1.17
Singapore	5,840,239	1.10
Indonesia	5,217,950	0.99
Taiwan	4,791,208	0.91
South Korea	1,158,608	0.22
Total	$528,046,879	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.78%
80,290	Air Liquide SA	$ 15,504,847
25,047	Akzo Nobel NV	1,769,353
177,860	Anglo American PLC	5,780,285
57,251	Antofagasta PLC	1,542,428
62,758	ArcelorMittal SA	1,643,298
8,854	Arkema SA	843,334
161,300	Asahi Kasei Corp	1,222,878
124,831	BASF SE	6,616,416
712,860	BHP Group Ltd	22,131,497
64,809	BlueScope Steel Ltd	989,301
36,268	Boliden AB	1,230,897
19,022	Brenntag SE	1,419,853
22,949	Clariant AG	347,817
25,024	Covestro AG(a)	1,559,512
20,167	Croda International PLC	1,139,212
25,080	DSM-Firmenich AG	3,461,229
1,011	EMS-Chemie Holding AG(b)	849,474
30,118	Endeavour Mining PLC	712,349
31,817	Evonik Industries AG	744,818
239,637	Fortescue Ltd	3,379,969
1,273	Givaudan SA	6,984,374
1,470,455	Glencore PLC	8,419,813
9,885	Holmen AB Class B(c)	427,976
84,701	ICL Group Ltd	360,519
75,800	JFE Holdings Inc	1,019,070
22,769	Mineral Resources Ltd	811,793
210,200	Mitsubishi Chemical Group Corp	1,352,097
25,300	Mitsui Chemicals Inc	675,816
56,543	Mondi PLC	1,078,209
147,700	Nippon Paint Holdings Co Ltd	1,124,873
26,200	Nippon Sanso Holdings Corp	961,618
120,374	Nippon Steel Corp(c)	2,697,838
102,500	Nitto Denko Corp	1,724,898
210,192	Norsk Hydro ASA	1,357,842
162,965	Northern Star Resources Ltd	1,785,154
49,928	Novonesis / Novozymes Class B	3,594,588
18,848	OCI NV	537,349
475,305	Pilbara Minerals Ltd(c)	1,069,090
52,782	Rio Tinto Ltd	4,668,312
156,510	Rio Tinto PLC	11,108,193
251,700	Shin-Etsu Chemical Co Ltd	10,518,644
698,714	South32 Ltd	1,792,135
31,700	Sumitomo Metal Mining Co Ltd	951,329
9,929	Syensqo SA	879,888
17,916	Symrise AG	2,479,391
191,400	Toray Industries Inc	1,130,372
76,401	UPM-Kymmene OYJ	2,557,486
12,021	voestalpine AG	312,358
24,574	Yara International ASA	776,374
		146,046,166
Communications — 4.31%
117,996	Auto Trader Group PLC(a)	1,371,411
Shares		Fair Value
Communications — (continued)
113,326	Bollore SE	$ 756,464
855,946	BT Group PLC(c)	1,695,974
46,502	CAR Group Ltd	1,202,835
27,851	Delivery Hero SE(a)(b)	1,127,119
29,500	Dentsu Group Inc	909,247
487,477	Deutsche Telekom AG	14,316,860
19,194	Elisa OYJ(b)	1,017,562
256,163	Grab Holdings Ltd Class A(b)	973,419
2,200	Hikari Tsushin Inc	489,983
575,900	HKT Trust & HKT Ltd	736,082
192,058	Informa PLC	2,111,651
216,600	KDDI Corp	6,939,324
543,499	Koninklijke KPN NV	2,219,809
365,100	LY Corp	1,064,192
74,200	M3 Inc	743,038
39,500	MonotaRO Co Ltd	658,662
4,170,700	Nippon Telegraph & Telephone Corp	4,275,741
740,428	Nokia OYJ	3,232,841
253,283	Orange SA	2,900,831
85,604	Pearson PLC	1,163,162
200,564	Prosus NV	8,765,117
32,747	Publicis Groupe SA	3,583,719
201,200	Rakuten Group Inc	1,298,225
10,920	Scout24 SE(a)	940,190
51,900	Sea Ltd ADR(b)	4,893,132
53,221	SEEK Ltd(c)	911,043
1,038,900	Singapore Telecommunications Ltd	2,612,223
4,061,000	SoftBank Corp	5,302,003
143,400	SoftBank Group Corp	8,505,948
277,465	Spark New Zealand Ltd	534,109
3,524	Swisscom AG	2,302,967
77,372	Tele2 AB Class B	875,362
1,098,559	Telecom Italia SpA	305,433
383,299	Telefonaktiebolaget LM Ericsson Class B(c)	2,896,381
553,789	Telefonica SA(c)	2,709,168
83,315	Telenor ASA	1,065,818
329,038	Telia Co AB	1,063,979
542,222	Telstra Group Ltd	1,451,269
18,100	Trend Micro Inc	1,074,694
110,696	Vivendi SE(c)	1,280,556
3,154,608	Vodafone Group PLC	3,160,702
7,539	Wix.com Ltd(b)	1,260,295
161,830	WPP PLC	1,657,263
15,400	ZOZO Inc(c)	559,476
		108,915,279
Consumer, Cyclical — 12.90%
29,726	Accor SA	1,292,189
36,074	AddTech AB Class B	1,081,465
22,689	adidas AG	6,012,292
68,700	Aisin Corp	763,368
61,718	Amadeus IT Group SA	4,469,782
28,500	ANA Holdings Inc	610,277
77,419	Aristocrat Leisure Ltd	3,125,744
93,900	Asics Corp	1,972,664

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
44,223	Associated British Foods PLC	$ 1,381,497
14,992	Avolta AG	634,545
86,500	Bandai Namco Holdings Inc	1,973,772
189,019	Barratt Developments PLC	1,212,420
45,590	Bayerische Motoren Werke AG	4,031,830
14,002	Berkeley Group Holdings PLC	885,438
80,900	Bridgestone Corp	3,124,188
46,886	Bunzl PLC	2,219,222
74,874	Cie Financiere Richemont SA	11,890,313
94,251	Cie Generale des Etablissements Michelin SCA	3,827,850
238,352	Compass Group PLC	7,638,309
15,757	Continental AG	1,021,117
7,690	CTS Eventim AG & Co KGaA	800,728
71,913	Daimler Truck Holding AG	2,700,147
77,500	Daiwa House Industry Co Ltd	2,439,389
257,800	Denso Corp	3,875,095
102,503	Deutsche Lufthansa AG(c)	750,773
3,146	D'ieteren Group	666,175
86,769	Entain PLC	886,301
25,335	Evolution AB(a)	2,491,776
26,600	Fast Retailing Co Ltd	8,825,806
17,707	Ferrari NV	8,297,538
278,000	Galaxy Entertainment Group Ltd	1,372,816
929,073	Genting Singapore Ltd	629,763
82,247	H & M Hennes & Mauritz AB Class B(c)	1,400,799
4,406	Hermes International SCA	10,849,162
627,600	Honda Motor Co Ltd	6,700,474
11,800	Hoshizaki Corp	410,945
7,586	IMCD NV	1,317,804
150,965	Industria de Diseno Textil SA	8,941,141
22,476	InterContinental Hotels Group PLC	2,447,042
77,600	Isuzu Motors Ltd	1,058,089
168,300	ITOCHU Corp(c)	9,070,544
15,800	Japan Airlines Co Ltd(c)	276,336
406,834	JD Sports Fashion PLC	838,597
10,050	Kering SA	2,892,922
262,738	Kingfisher PLC	1,133,560
16,398	La Francaise des Jeux SAEM(a)	674,771
302,159	Lottery Corp Ltd	1,065,177
38,417	LVMH Moet Hennessy Louis Vuitton SE	29,461,129
205,300	Marubeni Corp	3,391,936
51,200	MatsukiyoCocokara & Co(c)	843,538
82,700	Mazda Motor Corp(c)	631,873
9,700	McDonald's Holdings Co Japan Ltd	462,181
104,629	Mercedes-Benz Group AG	6,779,885
466,200	Mitsubishi Corp	9,687,568
359,400	Mitsui & Co Ltd	8,037,636
32,111	Moncler SpA	2,041,514
Shares		Fair Value
Consumer, Cyclical — (continued)
16,771	Next PLC	$ 2,196,496
145,000	Nintendo Co Ltd	7,750,454
298,300	Nissan Motor Co Ltd(c)	847,361
11,700	Nitori Holdings Co Ltd	1,741,925
151,700	Oriental Land Co Ltd	3,924,084
57,400	Pan Pacific International Holdings Corp	1,491,472
337,500	Panasonic Holdings Corp	2,964,856
11,927	Pandora A/S	1,965,785
45,277	Persimmon PLC	996,059
15,175	Puma SE	634,560
94,481	Qantas Airways Ltd(b)	482,276
804	Rational AG	820,844
24,998	Reece Ltd	490,235
28,993	Renault SA	1,260,411
35,399	Rexel SA	1,026,102
333,200	Sands China Ltd(b)	839,095
2,611	SEB SA	298,035
56,600	Sekisui Chemical Co Ltd	884,983
81,500	Sekisui House Ltd	2,262,904
26,897	Seven Group Holdings Ltd	794,333
10,600	Shimano Inc	2,017,899
199,700	Singapore Airlines Ltd(c)	1,054,198
12,152	Sodexo SA	996,265
870,000	Sony Group Corp	16,902,008
294,832	Stellantis NV	4,088,815
86,600	Subaru Corp	1,532,052
145,300	Sumitomo Corp	3,262,865
105,000	Sumitomo Electric Industries Ltd	1,704,958
210,400	Suzuki Motor Corp	2,369,081
4,296	Swatch Group AG(c)	921,177
10,548	Swatch Group AG	452,049
499,697	Taylor Wimpey PLC	1,098,842
12,300	Toho Co Ltd	498,882
51,500	Tokyo Gas Co Ltd	1,199,596
20,900	Toyota Industries Corp	1,620,639
1,432,675	Toyota Motor Corp	25,750,920
91,200	Toyota Tsusho Corp	1,667,474
116,516	Universal Music Group NV	3,048,206
27,761	Volvo AB Class A	741,290
223,658	Volvo AB Class B	5,916,246
111,155	Volvo Car AB Class B(b)(c)	306,009
159,564	Wesfarmers Ltd	7,748,545
28,024	Whitbread PLC	1,176,034
115,700	Yamaha Motor Co Ltd	1,042,007
32,967	Zalando SE(a)(b)	1,089,625
15,300	Zensho Holdings Co Ltd	847,711
		326,044,875
Consumer, Non-Cyclical — 23.94%
22,833	Adecco Group AG	778,704
3,107	Adyen NV(a)(b)	4,864,390
88,700	Aeon Co Ltd	2,409,119
64,600	Ajinomoto Co Inc	2,500,144
70,186	Alcon Inc	7,024,232
18,847	Amplifon SpA(c)	542,429
126,882	Anheuser-Busch InBev SA(c)	8,408,133

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,244	Argenx SE(b)	$ 4,457,457
206,400	Asahi Group Holdings Ltd	2,705,278
61,663	Ashtead Group PLC	4,776,055
254,900	Astellas Pharma Inc	2,945,974
217,220	AstraZeneca PLC	33,834,141
3,549	Bachem Holding AG(c)	299,186
499	Barry Callebaut AG	923,868
138,988	Bayer AG	4,702,213
13,777	Beiersdorf AG	2,073,715
6,667	BioMerieux	799,037
190,447	Brambles Ltd	2,499,758
278,882	British American Tobacco PLC	10,163,786
44,746	Bureau Veritas SA	1,484,523
4,412	Carl Zeiss Meditec AG	350,023
14,199	Carlsberg A/S Class B	1,690,769
80,222	Carrefour SA	1,367,904
151	Chocoladefabriken Lindt & Spruengli AG	3,779,419
93,500	Chugai Pharmaceutical Co Ltd	4,532,048
372,924	CK Hutchison Holdings Ltd	2,114,373
27,654	Coca-Cola Europacific Partners PLC	2,175,470
29,310	Coca-Cola HBC AG	1,044,185
9,079	Cochlear Ltd	1,766,771
181,563	Coles Group Ltd	2,263,449
18,172	Coloplast A/S Class B	2,368,639
67,207	CSL Ltd	13,275,595
60,800	Dai Nippon Printing Co Ltd	1,085,600
257,700	Daiichi Sankyo Co Ltd	8,512,439
91,218	Danone SA	6,644,285
76,249	Davide Campari-Milano NV(c)	646,331
10,738	Demant A/S(b)	418,044
311,339	Diageo PLC	10,872,969
4,491	DiaSorin SpA	525,118
36,510	Edenred SE	1,382,841
32,200	Eisai Co Ltd	1,200,253
214,950	Endeavour Group Ltd(c)	743,324
41,167	EssilorLuxottica SA	9,753,484
88,789	Essity AB Class B	2,770,544
18,118	Eurofins Scientific SE	1,148,705
127,710	Experian PLC	6,724,740
85,334	Fisher & Paykel Healthcare Corp Ltd	1,891,525
26,383	Fresenius Medical Care AG	1,121,061
58,048	Fresenius SE & Co KGaA	2,214,577
156,700	FUJIFILM Holdings Corp	4,056,482
6,764	Galderma Group AG(b)	628,168
9,286	Genmab A/S(b)	2,251,240
35,261	Getinge AB Class B	758,876
52,914	Grifols SA(b)(c)	601,360
577,147	GSK PLC	11,747,444
1,019,141	Haleon PLC	5,331,306
16,610	Heineken Holding NV	1,254,901
39,590	Heineken NV	3,514,419
13,691	Henkel AG & Co KGaA	1,163,906
26,567	Hikma Pharmaceuticals PLC	679,486
117,571	Imperial Brands PLC	3,418,462
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,907	Intertek Group PLC	$ 1,444,058
5,705	Ipsen SA	702,746
245,574	J Sainsbury PLC	971,165
166,500	Japan Tobacco Inc	4,854,932
12,842	JDE Peet's NV	268,174
40,089	Jeronimo Martins SGPS SA	787,188
64,900	Kao Corp(c)	3,207,788
21,798	Kerry Group PLC Class A	2,258,894
40,961	Kesko OYJ Class B	873,887
87,000	Kikkoman Corp	989,759
114,500	Kirin Holdings Co Ltd	1,744,965
25,000	Kobe Bussan Co Ltd	779,706
130,615	Koninklijke Ahold Delhaize NV	4,511,586
113,322	Koninklijke Philips NV(b)	3,715,339
39,900	Kyowa Kirin Co Ltd	704,104
32,947	Lifco AB Class B	1,085,067
10,082	Lonza Group AG	6,397,873
33,502	L'Oreal SA	15,026,908
62	Lotus Bakeries NV	831,987
33,300	MEIJI Holdings Co Ltd	832,914
17,471	Merck KGaA	3,084,176
64,929	Mowi ASA	1,166,343
365,891	Nestle SA	36,769,278
98,485	Nexi SpA(a)(b)	669,129
26,700	Nissin Foods Holdings Co Ltd	746,112
7,190	NMC Health PLC(b)(d)	481
276,508	Novartis AG	31,837,791
452,008	Novo Nordisk A/S Class B	53,613,355
167,300	Olympus Corp	3,180,257
55,800	Ono Pharmaceutical Co Ltd(c)	749,022
16,438	Orion OYJ Class B	900,704
108,824	Orkla ASA	1,026,367
58,400	Otsuka Holdings Co Ltd	3,317,069
29,410	Pernod Ricard SA	4,449,518
32,971	QIAGEN NV(c)	1,490,422
26,312	Ramsay Health Care Ltd	755,251
16,591	Randstad NV	824,345
98,605	Reckitt Benckiser Group PLC	6,031,758
15,078	Recordati Industria Chimica e Farmaceutica SpA	853,209
206,700	Recruit Holdings Co Ltd	12,557,523
260,550	RELX PLC	12,298,726
337,396	Rentokil Initial PLC	1,649,372
102,286	Roche Holding AG	32,827,920
7,978	Salmar ASA	418,444
55,415	Sandoz Group AG	2,309,304
160,451	Sanofi SA	18,474,250
3,633	Sartorius Stedim Biotech	760,675
57,400	Secom Co Ltd	2,123,172
74,704	Securitas AB Class B	948,357
307,100	Seven & i Holdings Co Ltd	4,624,205
22,519	SGS SA	2,514,502
98,100	Shionogi & Co Ltd	1,406,184
60,600	Shiseido Co Ltd	1,648,121
37,547	Siemens Healthineers AG	2,255,103
125,958	Smith & Nephew PLC	1,954,143

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
70,722	Sonic Healthcare Ltd	$ 1,330,185
6,973	Sonova Holding AG	2,511,643
14,962	Straumann Holding AG	2,447,413
21,600	Suntory Beverage & Food Ltd	813,325
27,834	Swedish Orphan Biovitrum AB(b)	896,204
65,100	Sysmex Corp	1,288,573
223,052	Takeda Pharmaceutical Co Ltd(c)	6,426,930
190,800	Terumo Corp	3,614,609
978,122	Tesco PLC	4,694,963
162,148	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	2,921,907
34,900	TOPPAN Holdings Inc	1,038,705
427,536	Transurban Group	3,862,811
100,969	Treasury Wine Estates Ltd	833,542
17,957	UCB SA	3,241,550
57,100	Unicharm Corp	2,057,074
348,165	Unilever PLC	22,568,054
1,234,145	WH Group Ltd(a)	972,012
304,700	Wilmar International Ltd	790,274
85,585	Wise PLC Class A(b)	768,978
34,714	Wolters Kluwer NV	5,855,281
168,278	Woolworths Group Ltd	3,866,891
37,800	Yakult Honsha Co Ltd(c)	875,402
8,981	Zealand Pharma A/S(b)	1,092,732
		604,975,363
Diversified — 0.04%
22,079	Jardine Matheson Holdings Ltd	861,081
Energy — 3.63%
40,370	Aker BP ASA	864,040
36,476	Ampol Ltd	769,423
167,522	APA Group	896,530
2,306,424	BP PLC	12,027,725
13,084	DCC PLC(b)	892,361
390,050	ENEOS Holdings Inc	2,135,589
321,506	Eni SpA	4,892,541
117,189	Equinor ASA	2,964,727
62,234	Galp Energia SGPS SA	1,164,857
134,380	Idemitsu Kosan Co Ltd	974,436
132,200	Inpex Corp	1,789,827
63,045	Neste OYJ(c)	1,224,845
19,970	OMV AG	854,321
165,655	Repsol SA	2,184,865
475,505	Santos Ltd	2,304,012
879,801	Shell PLC	28,536,432
302,911	TotalEnergies SE	19,669,666
143,062	Vestas Wind Systems A/S	3,147,893
260,961	Woodside Energy Group Ltd	4,498,233
		91,792,323
Shares		Fair Value
Financial — 21.88%
137,391	3i Group PLC	$ 6,084,383
62,944	ABN AMRO Bank NV(a)	1,137,516
33,534	Admiral Group PLC	1,249,533
178,637	Aegon Ltd	1,147,411
28,412	AerCap Holdings NV	2,691,185
21,854	Ageas SA	1,166,112
1,571,600	AIA Group Ltd	13,724,559
251,771	AIB Group PLC	1,442,226
54,723	Allianz SE	17,999,475
6,942	Amundi SA(a)	518,894
422,249	ANZ Group Holdings Ltd	8,873,925
20,881	ASR Nederland NV	1,023,638
26,163	ASX Ltd	1,153,919
362,919	Aviva PLC	2,350,058
253,154	AXA SA	9,745,653
4,568	Azrieli Group Ltd	318,553
6,188	Baloise Holding AG	1,265,407
820,198	Banco Bilbao Vizcaya Argentaria SA	8,860,012
165,135	Banco BPM SpA	1,115,728
785,052	Banco de Sabadell SA(c)	1,667,244
2,150,413	Banco Santander SA	11,018,471
183,533	Bank Hapoalim BM	1,839,571
216,715	Bank Leumi Le-Israel BM	2,122,276
133,078	Bank of Ireland Group PLC	1,486,154
3,538	Banque Cantonale Vaudoise	365,418
2,093,828	Barclays PLC	6,289,686
144,504	BNP Paribas SA	9,916,129
552,500	BOC Hong Kong Holdings Ltd	1,750,462
522,112	CaixaBank SA	3,115,942
486,740	CapitaLand Ascendas REIT	1,077,829
769,828	CapitaLand Integrated Commercial Trust REIT	1,265,353
388,357	Capitaland Investment Ltd	938,959
81,000	Chiba Bank Ltd	658,395
263,924	CK Asset Holdings Ltd	1,149,016
142,787	Commerzbank AG	2,633,633
233,336	Commonwealth Bank of Australia	21,764,540
72,510	Computershare Ltd	1,264,053
151,900	Concordia Financial Group Ltd	847,900
6,250	Covivio SA REIT	380,351
141,804	Credit Agricole SA	2,168,596
126,100	Dai-ichi Life Holdings Inc	3,271,962
8,500	Daito Trust Construction Co Ltd	1,035,351
199,500	Daiwa Securities Group Inc	1,414,987
95,788	Danske Bank A/S	2,881,180
278,633	DBS Group Holdings Ltd	8,251,526
257,827	Deutsche Bank AG	4,463,427
26,479	Deutsche Boerse AG	6,216,452
147,775	Dexus REIT	771,039
121,355	DNB Bank ASA	2,488,633
51,841	EQT AB	1,779,595
45,629	Erste Group Bank AG	2,500,405
7,045	Eurazeo SE	579,541
11,424	Euronext NV(a)	1,240,044

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
14,029	EXOR NV	$ 1,503,967
95,402	Fastighets AB Balder Class B(b)(c)	838,992
79,605	FinecoBank Banca Fineco SpA(c)	1,366,181
5,800	Futu Holdings Ltd ADR(b)	554,770
7,059	Gecina SA REIT	812,771
142,523	Generali	4,125,006
34,506	Gjensidige Forsikring ASA(b)	645,458
241,571	Goodman Group REIT	6,162,220
263,260	GPT Group REIT	902,669
13,148	Groupe Bruxelles Lambert NV	1,024,551
98,500	Hang Seng Bank Ltd	1,225,554
8,165	Hannover Rueck SE	2,330,781
57,086	Hargreaves Lansdown PLC	850,385
5,430	Helvetia Holding AG	939,012
242,830	Henderson Land Development Co Ltd	768,981
171,412	Hong Kong Exchanges & Clearing Ltd	7,002,243
182,500	Hongkong Land Holdings Ltd	670,575
2,584,967	HSBC Holdings PLC	23,186,370
63,900	Hulic Co Ltd	650,469
19,677	Industrivarden AB Class A	727,722
23,521	Industrivarden AB Class C	866,125
466,767	ING Groep NV	8,468,578
312,014	Insurance Australia Group Ltd	1,585,666
2,056,911	Intesa Sanpaolo SpA	8,805,033
242,559	Investor AB Class B	7,474,750
167,557	Israel Discount Bank Ltd Class A	938,742
143,200	Japan Exchange Group Inc	1,861,072
195,700	Japan Post Bank Co Ltd	1,837,087
263,500	Japan Post Holdings Co Ltd	2,526,741
33,100	Japan Post Insurance Co Ltd	607,919
203	Japan Real Estate Investment Corp REIT(c)	807,047
29,839	Julius Baer Group Ltd	1,799,409
32,092	KBC Group NV	2,553,180
30,640	Klepierre SA REIT	1,003,952
8,633	L E Lundbergforetagen AB Class B	494,401
103,312	Land Securities Group PLC REIT	899,894
10,126	LEG Immobilien SE	1,060,130
844,126	Legal & General Group PLC	2,557,239
370,044	Link REIT	1,844,766
8,703,935	Lloyds Banking Group PLC	6,841,521
66,840	London Stock Exchange Group PLC	9,146,671
325,926	M&G PLC	903,637
50,738	Macquarie Group Ltd	8,118,647
383,477	Medibank Pvt Ltd	967,492
72,567	Mediobanca Banca di Credito Finanziario SpA(b)	1,239,910
580,633	Mirvac Group REIT	858,847
157,300	Mitsubishi Estate Co Ltd	2,484,442
118,200	Mitsubishi HC Capital Inc	839,471
Shares		Fair Value
Financial — (continued)
1,546,200	Mitsubishi UFJ Financial Group Inc	$ 15,877,311
372,300	Mitsui Fudosan Co Ltd	3,508,129
22,093	Mizrahi Tefahot Bank Ltd	863,453
335,810	Mizuho Financial Group Inc	6,941,473
182,200	MS&AD Insurance Group Holdings Inc	4,282,463
18,649	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,276,445
432,460	National Australia Bank Ltd	11,196,487
913,563	NatWest Group PLC	4,227,985
1,070	Nippon Building Fund Inc REIT	980,469
378	Nippon Prologis Inc REIT	647,490
40,154	NN Group NV	2,003,531
434,800	Nomura Holdings Inc	2,269,215
11,400	Nomura Real Estate Holdings Inc	307,151
434,191	Nordea Bank Abp	5,125,738
163,600	ORIX Corp	3,828,053
465,985	Oversea-Chinese Banking Corp Ltd	5,454,810
3,212	Partners Group Holding AG	4,842,658
114,527	Phoenix Group Holdings PLC	857,074
387,745	Prudential PLC	3,596,175
217,297	QBE Insurance Group Ltd	2,481,206
7,397	REA Group Ltd(c)	1,023,604
286,500	Resona Holdings Inc	2,007,533
29,400	Sagax AB Class B	837,279
70,879	Sampo OYJ Class A	3,305,830
34,340	SBI Holdings Inc	794,715
680,507	Scentre Group REIT	1,710,719
88,748	Schroders PLC	415,614
185,478	Segro PLC REIT	2,173,401
51,200	Shizuoka Financial Group Inc	446,581
117,100	Singapore Exchange Ltd	1,037,593
643,178	Sino Land Co Ltd	702,407
213,939	Skandinaviska Enskilda Banken AB Class A	3,275,028
102,438	Societe Generale SA	2,552,685
2,605	Sofina SA	736,193
136,150	Sompo Holdings Inc	3,068,931
309,221	Standard Chartered PLC	3,278,769
327,261	Stockland REIT	1,180,378
522,600	Sumitomo Mitsui Financial Group Inc	11,166,198
88,972	Sumitomo Mitsui Trust Holdings Inc	2,129,539
43,400	Sumitomo Realty & Development Co Ltd	1,469,114
200,000	Sun Hung Kai Properties Ltd	2,166,971
175,750	Suncorp Group Ltd	2,194,630
202,428	Svenska Handelsbanken AB Class A	2,079,330
121,782	Swedbank AB Class A	2,584,904
46,000	Swire Pacific Ltd Class A	392,257
4,018	Swiss Life Holding AG	3,362,096
10,294	Swiss Prime Site AG	1,153,687

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
43,014	Swiss Re AG	$ 5,952,255
66,600	T&D Holdings Inc	1,174,211
9,781	Talanx AG	824,489
261,700	Tokio Marine Holdings Inc	9,650,043
46,396	Tryg A/S	1,100,271
457,799	UBS Group AG	14,166,155
17,691	Unibail-Rodamco-Westfield REIT	1,549,430
204,938	UniCredit SpA	8,997,128
181,406	United Overseas Bank Ltd	4,528,251
577,875	Vicinity Ltd REIT	880,467
105,708	Vonovia SE	3,859,044
25,497	Warehouses De Pauw CVA REIT	680,383
35,052	Washington H Soul Pattinson & Co Ltd(c)	839,586
484,238	Westpac Banking Corp	10,581,784
106,000	Wharf Holdings Ltd	300,986
193,300	Wharf Real Estate Investment Co Ltd	675,068
20,422	Zurich Insurance Group AG	12,338,156
		553,074,362
Industrial — 14.20%
222,691	ABB Ltd	12,919,559
4,295	Acciona SA	609,362
29,436	ACS Actividades de Construccion y Servicios SA(c)	1,358,677
10,399	Aena SME SA(a)	2,284,410
4,717	Aeroports de Paris SA	605,793
29,400	AGC Inc	954,036
82,572	Airbus SE	12,084,956
41,542	Alfa Laval AB	1,997,172
49,297	Alstom SA	1,024,238
450	AP Moller - Maersk A/S Class A	729,318
647	AP Moller - Maersk A/S Class B	1,088,762
143,622	Assa Abloy AB Class B	4,838,612
381,821	Atlas Copco AB Class A	7,399,848
222,031	Atlas Copco AB Class B	3,809,576
167,590	Auckland International Airport Ltd	795,330
428,493	BAE Systems PLC	7,111,009
56,027	Beijer Ref AB	922,410
25,707	Bouygues SA	860,445
35,500	Brother Industries Ltd	696,241
74,318	Cellnex Telecom SA(a)	3,013,065
113,400	Central Japan Railway Co	2,618,414
62,237	Cie de Saint-Gobain SA(b)	5,676,181
97,000	CK Infrastructure Holdings Ltd	659,885
42,400	Daifuku Co Ltd	820,771
37,600	Daikin Industries Ltd	5,277,575
3,370	Dassault Aviation SA	695,866
142,386	Deutsche Post AG	6,351,379
23,553	DSV A/S	4,847,445
132,800	East Japan Railway Co	2,635,547
Shares		Fair Value
Industrial — (continued)
9,921	Eiffage SA	$ 958,030
4,009	Elbit Systems Ltd	797,781
92,613	Epiroc AB Class A	2,005,948
53,368	Epiroc AB Class B	1,012,006
131,900	FANUC Corp	3,873,957
72,378	Ferrovial SE	3,110,600
16,900	Fuji Electric Co Ltd	1,024,026
21,135	GEA Group AG	1,036,600
4,647	Geberit AG	3,033,590
49,166	Getlink SE	876,959
56,378	Halma PLC	1,970,531
31,700	Hankyu Hanshin Holdings Inc	979,263
19,801	Heidelberg Materials AG	2,157,123
296,864	Hexagon AB Class B	3,197,543
11,600	Hitachi Construction Machinery Co Ltd(c)	284,317
644,800	Hitachi Ltd	17,098,381
72,636	Holcim AG	7,113,452
48,400	Hoya Corp	6,703,572
39,571	Husqvarna AB Class B	277,183
18,800	Ibiden Co Ltd	581,051
37,290	Indutrade AB	1,160,463
57,078	Infrastrutture Wireless Italiane SpA(a)	702,028
24,733	InPost SA(b)	466,963
23,025	Investment AB Latour Class B	719,373
60,279	James Hardie Industries PLC(b)	2,395,337
55,300	Kajima Corp	1,036,499
61,000	Kawasaki Kisen Kaisha Ltd(c)	950,960
19,200	Keisei Electric Railway Co Ltd(c)	572,408
195,400	Keppel Ltd	1,003,705
27,060	Keyence Corp	12,968,835
21,344	Kingspan Group PLC	2,001,840
10,450	Knorr-Bremse AG	931,147
128,300	Komatsu Ltd	3,591,724
49,306	Kone OYJ Class B	2,949,567
11,927	Kongsberg Gruppen ASA	1,165,023
135,400	Kubota Corp	1,933,300
6,467	Kuehne + Nagel International AG	1,766,905
170,700	Kyocera Corp	1,995,006
36,648	Legrand SA	4,222,071
51,817	Leonardo SpA	1,159,734
31,000	Makita Corp	1,047,229
167,532	Melrose Industries PLC	1,023,659
86,540	Metso OYJ	925,324
49,300	MINEBEA MITSUMI Inc	974,486
273,600	Mitsubishi Electric Corp	4,438,051
444,900	Mitsubishi Heavy Industries Ltd	6,648,584
51,000	Mitsui OSK Lines Ltd(c)	1,765,652
222,702	MTR Corp Ltd	832,502
7,442	MTU Aero Engines AG	2,325,838
239,000	Murata Manufacturing Co Ltd	4,729,506
204,720	Nibe Industrier AB Class B(c)	1,122,003

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
118,800	Nidec Corp	$ 2,501,108
66,200	Nippon Yusen KK(c)	2,431,629
86,400	Obayashi Corp	1,101,052
24,100	Omron Corp	1,101,845
65,509	Orica Ltd	836,806
56,701	Poste Italiane SpA(a)	796,261
39,033	Prysmian SpA	2,839,989
6,196	Rheinmetall AG	3,368,313
1,533	ROCKWOOL A/S Class B	719,676
1,176,618	Rolls-Royce Holdings PLC(b)	8,324,359
42,524	Saab AB Class B(c)	906,208
47,551	Safran SA	11,189,863
145,756	Sandvik AB	3,261,603
9,398	Schindler Holding AG	2,728,235
76,693	Schneider Electric SE	20,216,917
10,500	SCREEN Holdings Co Ltd	738,375
34,800	SG Holdings Co Ltd	373,243
31,600	Shimadzu Corp	1,056,911
107,083	Siemens AG	21,663,780
90,982	Siemens Energy AG(b)	3,359,052
41,728	SIG Group AG	930,322
21,323	Sika AG	7,067,839
240,600	Singapore Technologies Engineering Ltd	868,986
139,000	SITC International Holdings Co Ltd	372,846
48,882	Skanska AB Class B	1,018,959
45,440	SKF AB Class B	905,114
8,200	SMC Corp	3,667,209
45,926	Smiths Group PLC	1,031,483
9,874	Spirax Group PLC	994,687
76,428	Stora Enso OYJ Class R	977,828
78,688	Svenska Cellulosa AB SCA Class B	1,147,213
24,200	Taisei Corp	1,062,685
269,500	TDK Corp	3,442,683
194,500	Techtronic Industries Co Ltd	2,903,579
61,340	Tenaris SA	973,584
12,659	Thales SA	2,011,915
69,700	Tokyu Corp	902,609
20,600	TOTO Ltd	766,268
32,850	Trelleborg AB Class B	1,264,426
3,776	VAT Group AG(a)	1,931,042
70,479	Vinci SA	8,238,770
72,945	Wartsila OYJ Abp	1,632,270
57,400	West Japan Railway Co	1,090,105
32,200	Yaskawa Electric Corp	1,127,207
33,600	Yokogawa Electric Corp	860,995
		359,009,366
Technology — 6.94%
109,200	Advantest Corp	5,135,814
6,664	ASM International NV	4,396,647
55,937	ASML Holding NV	46,531,866
11,231	BE Semiconductor Industries NV	1,432,412
8,671	Bechtle AG	387,873
129,500	Canon Inc	4,265,121
Shares		Fair Value
Technology — (continued)
48,300	Capcom Co Ltd	$ 1,126,556
21,886	Capgemini SE	4,725,209
12,357	Check Point Software Technologies Ltd(b)	2,382,553
6,000	CyberArk Software Ltd(b)	1,749,660
95,824	Dassault Systemes SE	3,806,212
12,600	Disco Corp	3,319,189
228,100	Fujitsu Ltd	4,689,605
15,204	Global-e Online Ltd(b)	584,442
41,000	Hamamatsu Photonics KK(c)	534,976
182,443	Infineon Technologies AG	6,405,206
20,100	Kokusai Electric Corp(c)	453,227
13,900	Konami Group Corp	1,417,501
11,100	Lasertec Corp	1,850,666
22,769	Logitech International SA	2,039,210
5,498	Monday.com Ltd(b)	1,527,179
34,400	NEC Corp	3,321,883
8,357	Nemetschek SE	868,627
48,200	Nexon Co Ltd	957,826
9,070	Nice Ltd(b)	1,576,917
50,169	Nomura Research Institute Ltd	1,861,856
95,100	NTT Data Group Corp	1,711,581
44,500	Obic Co Ltd	1,561,249
4,000	Oracle Corp Japan	412,974
34,200	Otsuka Corp	844,634
7,034	Pro Medicus Ltd	865,774
235,100	Renesas Electronics Corp	3,411,928
83,800	Ricoh Co Ltd(c)	909,441
56,900	Rohm Co Ltd(c)	641,017
139,804	Sage Group PLC	1,919,446
146,161	SAP SE	33,431,845
16,200	SCSK Corp	335,894
44,400	Seiko Epson Corp	821,341
92,634	STMicroelectronics NV	2,766,459
38,400	SUMCO Corp	415,332
8,564	Teleperformance SE	885,951
10,260	Temenos AG	718,344
32,500	TIS Inc	829,619
62,500	Tokyo Electron Ltd	11,145,983
23,643	WiseTech Global Ltd	2,238,900
20,759	Xero Ltd(b)	2,145,766
		175,361,711
Utilities — 3.16%
3,443	BKW AG	624,348
717,873	Centrica PLC	1,122,376
102,200	Chubu Electric Power Co Inc	1,201,071
226,500	CLP Holdings Ltd	1,980,156
321,170	E.ON SE	4,782,853
47,608	EDP Renovaveis SA	830,705
440,709	EDP SA	2,009,988
3,053	Elia Group SA	348,928
44,037	Endesa SA	962,070
1,141,302	Enel SpA	9,116,512
256,904	Engie SA	4,442,445
61,303	Fortum OYJ(c)	1,008,761

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,725,229	Hong Kong & China Gas Co Ltd	$ 1,409,138
851,961	Iberdrola SA(b)	13,170,617
93,800	Kansai Electric Power Co Inc	1,554,535
78,004	Mercury NZ Ltd	320,410
190,448	Meridian Energy Ltd	718,030
672,748	National Grid PLC	9,294,901
252,884	Origin Energy Ltd	1,751,745
26,792	Orsted A/S(a)	1,774,499
49,300	Osaka Gas Co Ltd	1,111,819
183,500	Power Assets Holdings Ltd	1,169,714
54,094	Redeia Corp SA	1,051,648
90,716	RWE AG	3,305,045
99,300	Sembcorp Industries Ltd	426,864
34,756	Severn Trent PLC	1,230,020
259,028	Snam SpA	1,319,425
152,263	SSE PLC	3,836,686
207,303	Terna - Rete Elettrica Nazionale	1,867,148
194,500	Tokyo Electric Power Co Holdings Inc(b)	862,621
89,005	United Utilities Group PLC	1,247,284
99,667	Veolia Environnement SA	3,281,371
10,010	Verbund AG	828,208
		79,961,941
TOTAL COMMON STOCK — 96.78% (Cost $2,016,648,583)		$2,446,042,467
PREFERRED STOCK
Consumer, Cyclical — 0.23%
7,888	Bayerische Motoren Werke AG	654,605
14,591	Dr Ing hc F Porsche AG	1,166,027
20,777	Porsche Automobil Holding SE	951,943
28,851	Volkswagen AG	3,064,343
		5,836,918
Consumer, Non-Cyclical — 0.08%
23,087	Henkel AG & Co KGaA	2,170,178
Industrial — 0.04%
3,372	Sartorius AG	948,139
TOTAL PREFERRED STOCK — 0.35% (Cost $10,868,701)		$8,955,235
Shares		Fair Value
RIGHTS
Consumer, Non-Cyclical — 0.00%(e)
237,466	RELX PLC(b)	$ 26
Financial — 0.00%(e)
387,745	Prudential PLC(b)	52
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	19,450
TOTAL RIGHTS — 0.00%(e) (Cost $20,503)		$19,528
GOVERNMENT MONEY MARKET MUTUAL FUNDS
45,248,943	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.88%(g)	45,248,943
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.79% (Cost $45,248,943)		$45,248,943
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.89%
$48,040,400	U.S. Treasury Bills(h) 4.87%, 11/14/2024	47,756,310
TOTAL SHORT TERM INVESTMENTS — 1.89% (Cost $47,756,310)		$47,756,310
TOTAL INVESTMENTS — 100.81% (Cost $2,120,543,040)		$2,548,022,483
OTHER ASSETS & LIABILITIES, NET — (0.81)%		$(20,503,178)
TOTAL NET ASSETS — 100.00%		$2,527,519,305

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of September 30, 2024.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of September 30, 2024.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	590	USD	73,390	Dec 2024	$1,205,740
				Net Appreciation	$1,205,740
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	11,051	AUD	16,305	10/01/2024	$(221)
CGM	USD	11,009	AUD	16,526	10/15/2024	(418)
CGM	USD	4,085,923	CHF	3,627,000	10/10/2024	(205,098)
CGM	USD	59,489	EUR	53,383	10/01/2024	65
CGM	USD	2,490,114	EUR	2,290,000	10/10/2024	(60,132)
CGM	USD	12,417	GBP	9,504	10/04/2024	(289)
CGM	USD	105,831	GBP	82,356	10/10/2024	(4,271)
CGM	USD	249,306	GBP	186,508	11/01/2024	(21)
CGM	USD	6,493	JPY	930,580	11/05/2024	(17)
CGM	USD	32,456	JPY	4,647,375	11/12/2024	(82)
CGM	USD	36,474	JPY	5,220,700	11/15/2024	(91)
CGM	USD	34,841	JPY	4,923,030	11/20/2024	341
CGM	USD	2,559	JPY	365,925	11/21/2024	(6)
CGM	USD	1,418,151	JPY	204,033,105	12/02/2024	(13,834)
CGM	USD	794,313	JPY	114,250,386	12/04/2024	(7,794)
CGM	USD	721,362	JPY	103,745,220	12/05/2024	(7,107)
CGM	USD	267,611	JPY	38,482,623	12/06/2024	(2,645)
CGM	USD	302,411	JPY	43,470,283	12/09/2024	(3,017)
CGM	USD	28,653	JPY	4,117,740	12/11/2024	(288)
CGM	USD	14,536	JPY	2,087,855	12/16/2024	(150)
CGM	USD	70,292	JPY	10,092,917	12/18/2024	(722)
CGM	USD	4,615	JPY	662,150	12/24/2024	(49)
CGM	USD	9,960	SGD	12,977	10/17/2024	(147)
MEL	USD	4,884	AUD	7,238	10/03/2024	(120)
MEL	USD	98,467	AUD	145,123	10/09/2024	(1,871)
MEL	USD	51,358	AUD	76,691	10/10/2024	(1,666)
MEL	USD	10,165	AUD	15,216	10/15/2024	(356)
MEL	USD	250,966	EUR	225,406	10/01/2024	55
MEL	USD	69,234	EUR	61,853	10/09/2024	354
MEL	USD	6,232	EUR	5,613	10/11/2024	(19)
MEL	USD	31,345	GBP	23,808	10/04/2024	(485)
MEL	USD	27,205	GBP	20,746	10/08/2024	(531)
MEL	USD	56,862	GBP	43,187	10/17/2024	(874)
MEL	USD	28,113	GBP	21,511	10/18/2024	(644)
MEL	USD	7,384	HKD	57,500	10/10/2024	(14)
MEL	USD	17,864	HKD	139,000	10/25/2024	(23)
MEL	USD	10,512	JPY	1,507,900	10/30/2024	(30)
MEL	USD	5,126	JPY	738,990	11/15/2024	(50)
MEL	USD	29,580	JPY	4,263,175	11/18/2024	(289)
MEL	USD	78,705	JPY	11,339,085	11/21/2024	(767)
MEL	USD	262,012	JPY	37,743,612	11/22/2024	(2,551)
MEL	USD	22,356	JPY	3,219,290	11/25/2024	(218)
MEL	USD	270,672	JPY	38,966,890	11/27/2024	(2,621)
MEL	USD	78,122	JPY	11,243,970	11/29/2024	(755)
MEL	USD	30,550	NZD	49,736	10/04/2024	(1,047)
MEL	USD	43,526	SEK	439,835	10/07/2024	204
					Net Depreciation	$(320,311)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$550,587,446	21.61%
United Kingdom	340,771,925	13.37
France	272,995,617	10.71
Switzerland	258,180,806	10.13
Germany	219,804,524	8.63
Australia	183,769,586	7.21
Netherlands	124,498,979	4.89
United States	93,005,253	3.65
Denmark	83,284,196	3.27
Sweden	82,815,015	3.25
Spain	66,867,990	2.62
Italy	62,223,326	2.44
Hong Kong	51,909,023	2.04
Singapore	35,806,886	1.40
Finland	25,732,643	1.01
Belgium	20,537,082	0.81
Ireland	19,892,736	0.78
Israel	19,243,847	0.75
Norway	13,939,069	0.55
New Zealand	6,405,169	0.25
Austria	4,495,293	0.18
Portugal	3,962,032	0.16
Luxembourg	3,765,587	0.15
Chile	1,542,428	0.06
Macau	839,095	0.03
Jordan	679,486	0.03
Poland	466,963	0.02
United Arab Emirates	481	0.00
Total	$2,548,022,483	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.60%
74,650	Agnico Eagle Mines Ltd(a)	$ 6,013,609
68,900	Anglo American PLC	2,239,186
249,300	BlueScope Steel Ltd	3,805,533
42,600	Boliden AB	1,445,799
38,346	Croda International PLC	2,166,123
140,790	Franco-Nevada Corp	17,486,712
1,473,077	Glencore PLC	8,434,827
242,600	ICL Group Ltd	1,032,596
75,800	Kaneka Corp(a)	2,074,480
710,000	Kingboard Holdings Ltd	1,786,042
347,200	Mitsubishi Chemical Group Corp	2,233,340
114,700	Mitsubishi Gas Chemical Co Inc(a)	2,236,389
75,100	Mitsui Chemicals Inc(a)	2,006,077
95,400	Nippon Soda Co Ltd(a)	1,662,811
153,500	Nitto Denko Corp	2,583,140
35,394	Novonesis / Novozymes Class B	2,548,206
81,400	Rio Tinto Ltd	7,199,436
41,774	Symrise AG	5,781,095
115,600	Tokuyama Corp	2,339,762
116,632	Wheaton Precious Metals Corp	7,123,223
58,600	Yara International ASA	1,851,368
		84,049,754
Communications — 2.31%
1,430,200	Airtel Africa PLC(b)	2,186,508
2,511,000	BT Group PLC(a)	4,975,303
336,700	M3 Inc	3,371,708
1,726,600	Nippon Telegraph & Telephone Corp	1,770,085
795,200	Nokia OYJ	3,471,986
232,728	Ocado Group PLC(a)(c)	1,199,867
192,200	Orange SA	2,201,252
224,800	ProSiebenSat.1 Media SE	1,459,801
395,700	Telefonaktiebolaget LM Ericsson Class B(a)	2,990,088
342,000	Telefonica SA(a)	1,673,097
298,600	Television Francaise 1 SA	2,652,606
69,200	United Internet AG	1,423,480
		29,375,781
Consumer, Cyclical — 11.31%
9,005	adidas AG	2,386,209
112,358	Amadeus IT Group SA	8,137,265
121,685	Associated British Foods PLC	3,801,358
68,500	Bayerische Motoren Werke AG	6,057,915
214,000	Betsson AB(c)	76,911
214,000	Betsson AB	2,625,521
20,352	Cie Financiere Richemont SA	3,231,985
Shares		Fair Value
Consumer, Cyclical — (continued)
90,400	Cie Generale des Etablissements Michelin SCA	$ 3,671,448
360,400	Citizen Watch Co Ltd(a)	2,310,360
95,500	Daimler Truck Holding AG	3,585,778
74,800	Daiwa House Industry Co Ltd	2,354,404
111,800	Daiwabo Holdings Co Ltd	2,132,246
364,500	Harvey Norman Holdings Ltd(a)	1,243,110
495,900	Honda Motor Co Ltd	5,294,399
440,100	International Consolidated Airlines Group SA	1,006,067
198,100	Isuzu Motors Ltd	2,701,127
35,300	ITOCHU Corp(a)	1,902,497
99,382	Iveco Group NV	1,000,479
152,400	Jardine Cycle & Carriage Ltd(a)	3,269,390
1,038,600	Kingfisher PLC	4,480,948
73,400	Kohnan Shoji Co Ltd	1,955,710
116,900	K's Holdings Corp	1,257,813
3,355	LVMH Moet Hennessy Louis Vuitton SE	2,572,874
157,100	Marubeni Corp	2,595,583
93,100	Mercedes-Benz Group AG	6,032,814
84,000	Mitsui & Co Ltd	1,878,579
38,600	Mitsui-Soko Holdings Co Ltd	1,671,703
31,400	NGK Insulators Ltd	412,977
181,700	Okamura Corp	2,522,509
415,400	Pets at Home Group PLC	1,694,989
603,400	Pirelli & C SpA(b)	3,664,307
580,300	Qantas Airways Ltd(c)	2,962,127
142,200	Rexel SA	4,121,915
117,147	Ryanair Holdings PLC Sponsored ADR	5,292,724
224,000	Sankyo Co Ltd	3,301,538
124,400	Sojitz Corp	2,947,491
166,012	Stellantis NV	2,302,302
158,100	Subaru Corp(a)	2,796,969
119,900	Sumitomo Corp(a)	2,692,481
76,900	Sumitomo Forestry Co Ltd	3,785,383
202,900	Super Retail Group Ltd	2,541,396
14,500	Swatch Group AG(a)	3,109,187
112,500	Tokmanni Group Corp(a)	1,386,292
153,500	Toyota Boshoku Corp(a)	2,017,916
312,100	Volvo AB Class B	8,255,730
303,600	Yamaha Motor Co Ltd	2,734,254
108,600	Yokohama Rubber Co Ltd	2,440,882
627,500	Yue Yuen Industrial Holdings Ltd	1,189,615
78,043	Zalando SE(b)(c)	2,579,476
		143,986,953
Consumer, Non-Cyclical — 20.37%
27,800	Adecco Group AG	948,100
64,178	Agilent Technologies Inc	9,529,149
52,700	Arcs Co Ltd	944,636
112,061	Bayer AG	3,791,224
33,908	Beiersdorf AG	5,103,836

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
93,700	British American Tobacco PLC	$ 3,414,874
76,276	Bruker Corp	5,267,620
212,700	Carrefour SA	3,626,850
158	Chocoladefabriken Lindt & Spruengli AG	2,038,188
357,000	CK Hutchison Holdings Ltd	2,024,088
135,400	Coca-Cola HBC AG	4,823,699
294,445	Diageo PLC	10,282,976
318,400	Elders Ltd	1,855,166
39,413	EssilorLuxottica SA	9,337,918
192,901	Experian PLC	10,157,459
83,300	Ezaki Glico Co Ltd	2,546,071
42,800	Fresenius SE & Co KGaA	1,632,854
524,100	GSK PLC	10,667,708
2,310,494	Haleon PLC	12,086,602
206,700	Imperial Brands PLC	6,009,953
1,028,800	Inghams Group Ltd(a)	2,092,873
79,463	Intertek Group PLC	5,488,554
21,100	Ipsen SA	2,599,113
57,160	Itoham Yonekyu Holdings Inc	1,542,654
634,700	J Sainsbury PLC	2,510,030
169,000	Koninklijke Ahold Delhaize NV	5,837,446
13,200	Kose Corp	852,372
173,700	Lion Corp	1,954,289
58,700	Megmilk Snow Brand Co Ltd	1,106,289
716,900	Metcash Ltd	1,772,129
87,100	Mowi ASA	1,564,608
18,100	Nippon Shinyaku Co Ltd	472,330
148,700	Novartis AG	17,121,672
219,000	Olympus Corp	4,163,038
218,400	Ono Pharmaceutical Co Ltd(a)	2,931,655
54,800	Otsuka Holdings Co Ltd	3,112,592
62,804	Pernod Ricard SA	9,501,786
59,266	Roche Holding AG	18,966,142
324,900	Rohto Pharmaceutical Co Ltd	8,132,125
43,880	Sandoz Group AG	1,828,607
52,200	Sanofi SA	6,010,283
159,100	Santen Pharmaceutical Co Ltd	1,931,368
124,000	Scandinavian Tobacco Group A/S(b)	1,903,547
225,300	Securitas AB Class B	2,860,151
47,925	SGS SA	5,351,371
183,900	Shionogi & Co Ltd	2,636,057
30,955	Smith & Nephew PLC	480,243
27,900	Societe BIC SA	1,875,890
1,981,700	Sonae SGPS SA(c)	2,093,431
92,100	Suedzucker AG	1,156,440
1,283,400	Tesco PLC	6,160,291
144,700	Teva Pharmaceutical Industries Ltd(a)(c)	2,613,184
129,500	Toyo Suisan Kaisha Ltd	8,502,329
2,244,000	United Laboratories International Holdings Ltd	2,889,119
5,235,500	WH Group Ltd(b)	4,123,476
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
54,952	Wolters Kluwer NV	$ 9,268,866
		259,495,321
Energy — 5.65%
225,872	Aker BP ASA	4,834,342
715,500	BP PLC	3,731,247
173,600	Eni SpA	2,641,771
179,828	Galp Energia SGPS SA	3,365,908
692,100	New Hope Corp Ltd(a)	2,482,170
45,500	OMV AG	1,946,500
228,766	Petroleo Brasileiro SA Sponsored ADR	3,017,424
357,500	Repsol SA	4,715,178
310,200	Shell PLC	10,061,367
413,788	TotalEnergies SE	26,869,516
480,704	Woodside Energy Group Ltd	8,283,882
		71,949,305
Financial — 23.39%
91,000	3i Group PLC	4,029,950
220,600	ABN AMRO Bank NV(b)	3,986,656
457,600	Aegon Ltd(a)	2,939,228
2,469,388	AIB Group PLC	14,145,452
10,500	Allianz SE	3,453,657
134,826	ANZ Group Holdings Ltd	2,833,484
41,800	ASR Nederland NV	2,049,139
359,400	Aviva PLC	2,327,271
140,600	AXA SA	5,412,669
382,100	Banco Bilbao Vizcaya Argentaria SA	4,127,556
2,333,146	Banco de Sabadell SA(a)	4,954,988
893,000	Banco Santander SA	4,575,621
235,700	Bank Leumi Le-Israel BM	2,308,195
1,123,674	Bank of Ireland Group PLC	12,548,676
981,700	Barclays PLC	2,948,946
53,400	BAWAG Group AG(b)	4,137,277
64,700	BNP Paribas SA	4,439,832
2,227,923	CaixaBank SA	13,296,148
486,700	Chiba Bank Ltd	3,956,058
191,600	Credit Agricole SA	2,930,122
157,000	Danske Bank A/S	4,722,359
94,270	DBS Group Holdings Ltd	2,791,742
239,800	Deutsche Bank AG	4,151,348
58,730	Deutsche Boerse AG	13,787,991
113,800	DNB Bank ASA	2,333,703
82,400	Eurocommercial Properties NV REIT	2,283,921
67,671	Euronext NV(b)	7,345,505
443,600	Gunma Bank Ltd	2,739,407
1,040,900	Helia Group Ltd	2,906,804
217,932	Hiscox Ltd	3,336,125
219,900	ING Groep NV	3,989,657
486,800	Japan Post Holdings Co Ltd	4,667,998
92,535	Julius Baer Group Ltd	5,580,224
6,937	Jyske Bank A/S	539,913
11,049,992	Lloyds Banking Group PLC	8,685,583

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
57,303	London Stock Exchange Group PLC	$ 7,841,588
502,280	Mebuki Financial Group Inc	2,033,265
155,300	Mediobanca Banca di Credito Finanziario SpA(c)	2,653,521
301,900	Mitsubishi HC Capital Inc(a)	2,144,132
177,100	Mitsubishi UFJ Financial Group Inc	1,818,569
153,100	Mizuho Financial Group Inc	3,164,705
5,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,085,854
270,784	National Bank of Greece SA	2,314,821
4,780,950	NatWest Group PLC	22,126,318
77,200	NN Group NV	3,851,987
473,800	Nomura Holdings Inc	2,472,755
244,400	Nordea Bank Abp	2,885,206
22,400	North Pacific Bank Ltd(a)	60,928
200,700	ORIX Corp	4,696,150
279,400	QBE Insurance Group Ltd	3,190,330
1,796,500	Resona Holdings Inc	12,588,251
11,976	Samsung Fire & Marine Insurance Co Ltd	3,165,233
76,400	Societe Generale SA	1,903,836
676,600	Stockland REIT	2,440,387
110,100	Sumitomo Mitsui Financial Group Inc	2,352,466
128,900	Swedbank AB Class A	2,735,988
54,800	Swiss Re AG	7,583,196
100,154	Sydbank AS	4,929,767
505,308	UBS Group AG	15,636,276
139,800	United Overseas Bank Ltd	3,489,683
18,584	Willis Towers Watson PLC	5,473,546
		297,901,963
Industrial — 17.11%
24,100	AGC Inc	782,050
235,800	Alps Alpine Co Ltd(a)	2,562,031
217,000	Amada Co Ltd(a)	2,215,505
112,400	BAE Systems PLC	1,865,322
54,300	Bekaert SA	2,231,904
104,400	Bouygues SA	3,494,397
248,400	bpost SA	709,240
162,500	Brother Industries Ltd(a)	3,187,020
4,800	Bucher Industries AG	2,178,740
38,300	Cargotec OYJ Class B	2,237,417
181,348	Cie de Saint-Gobain SA(c)	16,539,423
118,282	CRH PLC	10,969,473
48,600	D/S Norden A/S	2,018,455
76,200	Deutsche Post AG	3,399,036
25,700	Dfds A/S	657,343
216,827	Epiroc AB Class A	4,696,357
915,400	Firstgroup PLC	1,786,815
125,898	GEA Group AG	6,174,872
51,000	Heidelberg Materials AG	5,555,944
36,179	Hirose Electric Co Ltd	4,616,982
96,500	Holcim AG	9,450,522
111,300	Hosiden Corp	1,627,899
Shares		Fair Value
Industrial — (continued)
401,048	IMI PLC	$ 9,752,186
38,300	Kalmar OYJ Class B(c)	1,245,098
97,100	Kamigumi Co Ltd	2,220,866
60,228	Knorr-Bremse AG	5,366,616
114,300	Komatsu Ltd	3,199,798
146,563	Legrand SA	16,884,944
96,100	Leonardo SpA	2,150,846
85,700	Logista Integral SA	2,579,696
69,000	Macnica Holdings Inc	960,876
621,700	Mitsubishi Electric Corp	10,084,563
227,900	QinetiQ Group PLC	1,372,754
266,700	Rengo Co Ltd	1,863,151
4,000	ROCKWOOL A/S Class B	1,877,824
32,200	Sankyu Inc(a)	1,087,482
15,321	Schindler Holding AG	4,496,778
78,266	Schneider Electric SE	20,631,573
44,600	Seino Holdings Co Ltd(a)	750,279
290,900	Shimadzu Corp	9,729,604
92,300	Signify NV(b)	2,177,318
14,908	Sika AG	4,941,488
148,300	SKF AB Class B	2,953,970
29,512	Spirax Group PLC	2,972,981
82,200	Sumitomo Heavy Industries Ltd	1,988,989
218,277	Svenska Cellulosa AB SCA Class B	3,182,317
89,900	Taisei Corp	3,947,744
41,500	Takeuchi Manufacturing Co Ltd	1,291,495
17,732	Tenaris SA	281,441
30,500	TKH Group NV	1,284,485
102,600	Tsubakimoto Chain Co	1,353,012
62,900	Verallia SA(b)	1,840,947
83,400	Wienerberger AG	2,757,255
67,500	Yokogawa Electric Corp	1,729,678
		217,914,801
Technology — 8.93%
28,886	Analog Devices Inc	6,648,691
5,602	ASML Holding NV	4,660,091
56,147	Cadence Design Systems Inc(c)	15,217,522
79,900	Canon Inc	2,631,530
42,964	Capgemini SE	9,275,970
65,200	Computacenter PLC	2,155,852
79,994	Dassault Systemes SE	3,177,430
35,600	DTS Corp	1,005,875
103,700	Ferrotec Holdings Corp(a)	1,686,102
180,100	Indra Sistemas SA	3,310,580
54,800	Infineon Technologies AG	1,923,918
20,215	Nice Ltd Sponsored ADR(c)	3,510,739
168,271	Nomura Research Institute Ltd	6,244,821
2,174,000	PAX Global Technology Ltd	1,452,869
245,539	Samsung Electronics Co Ltd	11,476,196
58,845	SAP SE	13,459,794
158,300	Seiko Epson Corp(a)	2,928,339
99,700	STMicroelectronics NV	2,977,481

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
114,951	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 19,963,540
		113,707,340
Utilities — 1.07%
1,366,800	A2A SpA	3,157,265
446,400	AGL Energy Ltd	3,647,269
421,000	Drax Group PLC	3,621,896
182,800	Engie SA	3,161,021
		13,587,451
TOTAL COMMON STOCK — 96.74% (Cost $1,021,676,439)		$1,231,968,669
PREFERRED STOCK
Consumer, Cyclical — 0.41%
423,994	Schaeffler AG(a)	2,193,310
28,400	Volkswagen AG	3,016,441
TOTAL PREFERRED STOCK — 0.41% (Cost $10,417,817)		$5,209,751
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
50,449,527	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.88%(e)	$ 50,449,527
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.96% (Cost $50,449,527)		$50,449,527
TOTAL INVESTMENTS — 101.11% (Cost $1,082,543,783)		$1,287,627,947
OTHER ASSETS & LIABILITIES, NET — (1.11)%		$(14,099,024)
TOTAL NET ASSETS — 100.00%		$1,273,528,923

(a)	All or a portion of the security is on loan as of September 30, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$225,202,793	17.49%
United Kingdom	171,605,200	13.33
France	164,733,616	12.79
Switzerland	118,698,485	9.22
Germany	106,559,702	8.28
United States	98,081,982	7.62
Netherlands	51,976,601	4.04
Australia	49,256,094	3.82
Spain	47,370,127	3.68
Ireland	42,144,311	3.27
Sweden	31,822,834	2.47
Canada	30,623,545	2.38
Taiwan	19,963,540	1.55
Denmark	19,197,414	1.49
Italy	15,268,189	1.19
South Korea	14,641,429	1.14
Hong Kong	13,465,210	1.05
Finland	11,225,999	0.87
Norway	10,584,022	0.82
Singapore	9,550,815	0.74
Israel	9,464,713	0.73
Austria	8,841,032	0.69
Portugal	5,459,339	0.42
Bermuda	3,336,125	0.26
Brazil	3,017,424	0.23
Belgium	2,941,144	0.23
Greece	2,314,821	0.18
Luxembourg	281,441	0.02
Total	$1,287,627,947	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

September 30, 2024

Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$4,130,057	$51,107,339	$—	$55,237,396
Communications	39,103,485	201,109,312	—	240,212,797
Consumer, Cyclical	24,233,100	116,941,844	—	141,174,944
Consumer, Non-cyclical	23,210,345	103,722,637	—	126,932,982
Diversified	—	3,724,840	—	3,724,840
Energy	13,023,748	32,132,247	—	45,155,995
Financial	67,864,027	264,668,768	—	332,532,795
Industrial	11,959,614	81,960,063	—	93,919,677
Technology	6,854,640	268,544,659	—	275,399,299
Utilities	7,588,987	17,283,440	—	24,872,427
	197,968,003	1,141,195,149	—	1,339,163,152
Exchange Traded Funds	11,662,487	—	—	11,662,487
Government Money Market Mutual Funds	11,839,401	—	—	11,839,401
Total investments, at fair value:	221,469,891	1,141,195,149	—	1,362,665,040
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10	—	10
Total Assets	$221,469,891	$1,141,195,159	$—	$1,362,665,050
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(386)	—	(386)
Total Liabilities	$0	$(386)	$—	$(386)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$5,979,825	$15,693,025	$—	$21,672,850
Communications	14,395,944	9,427,413	—	23,823,357
Consumer, Cyclical	8,218,636	81,683,638	—	89,902,274
Consumer, Non-cyclical	5,217,950	121,145,985	—	126,363,935
Financial	—	59,382,976	—	59,382,976
Industrial	—	102,278,616	—	102,278,616
Technology	37,902,809	56,180,935	—	94,083,744
Utilities	—	3,430,422	—	3,430,422
	71,715,164	449,223,010	—	520,938,174
Government Money Market Mutual Funds	7,108,705	—	—	7,108,705
Total Assets	$78,823,869	$449,223,010	$—	$528,046,879

September 30, 2024

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$146,046,166	$—	$146,046,166
Communications	19,431,231	89,484,048	—	108,915,279
Consumer, Cyclical	996,265	325,048,610	—	326,044,875
Consumer, Non-cyclical	15,109,511	589,865,371	481	604,975,363
Diversified	861,081	—	—	861,081
Energy	—	91,792,323	—	91,792,323
Financial	4,561,988	548,512,374	—	553,074,362
Industrial	795,330	358,214,036	—	359,009,366
Technology	6,243,834	169,117,877	—	175,361,711
Utilities	—	79,961,941	—	79,961,941
	47,999,240	2,398,042,746	481	2,446,042,467
Preferred Stock	—	8,955,235	—	8,955,235
Rights	78	—	19,450	19,528
Government Money Market Mutual Funds	45,248,943	—	—	45,248,943
Short Term Investments	—	47,756,310	—	47,756,310
Total investments, at fair value:	93,248,261	2,454,754,291	19,931	2,548,022,483
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,019	—	1,019
Futures Contracts(a)	1,205,740	—	—	1,205,740
Total Assets	$94,454,001	$2,454,755,310	$19,931	$2,549,229,242
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(321,330)	—	(321,330)
Total Liabilities	$0	$(321,330)	$—	$(321,330)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$30,623,544	$53,426,210	$—	$84,049,754
Communications	—	29,375,781	—	29,375,781
Consumer, Cyclical	11,076,437	132,910,516	—	143,986,953
Consumer, Non-cyclical	25,787,633	233,707,688	—	259,495,321
Energy	3,017,424	68,931,881	—	71,949,305
Financial	11,093,592	286,808,371	—	297,901,963
Industrial	18,460,200	199,454,601	—	217,914,801
Technology	45,340,492	68,366,848	—	113,707,340
Utilities	—	13,587,451	—	13,587,451
	145,399,322	1,086,569,347	—	1,231,968,669
Preferred Stock	—	5,209,751	—	5,209,751
Government Money Market Mutual Funds	50,449,527	—	—	50,449,527
Total Assets	$195,848,849	$1,091,779,098	$—	$1,287,627,947

September 30, 2024

Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following tables represent the average quarter-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Emerging Markets Equity Fund
Forward Currency Exchange Contracts:
Average notional amount	$213,515
Empower International Index Fund
Futures Contracts:
Average long contracts	419
Average notional long	$49,231,728
Forward Currency Exchange Contracts:
Average notional amount	$8,947,038

September 30, 2024